Concentrations of Credit Risks	12 Months Ended
Dec. 31, 2018
Concentrations of Credit Risks
Concentrations of Credit Risks

Note 11. Concentrations of Credit Risks

The Company’s portfolio of finance receivables is comprised of loan agreements with customers living in thirty-three states and consequently such customers’ ability to honor their contracts may be affected by economic conditions in those states. Additionally, the Company is subject to regulation by federal and state governments that affect the products and services provided by the Company. To the extent that laws and regulations are passed that affect the Company’s ability to offer loans or similar products in any of the states in which it operates, the Company’s financial position could be adversely affected.

The following table summarizes the allocation of the portfolio balance by state at December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
	Successor		Predecessor
	Balance	Percentage of	Balance	Percentage of
State	Outstanding	Total Outstanding	Outstanding	Total Outstanding
Alabama	$10,328	11.5%	$12,808	11.3%
Arizona	10,058	11.2	11,994	10.6
California	27,302	30.4	39,835	35.1
Mississippi	6,825	7.6	7,409	6.5
Virginia	10,328	11.5	12,018	10.6
Other retail segment states	19,578	21.8	19,696	17.4
Other internet segment states	5,389	6.0	9,608	8.5
Total	$89,808	100.0%	$113,368	100.0%

The other retail segment states are: Florida, Indiana, Kentucky, Michigan, Ohio, Oregon, and Tennessee. The Retail financial services segment includes Ohio, however, for the concentration of credit risks table, other retail segment states excludes Ohio as it offers a CSO product through a third-party lender.

The other internet segment states are: Alabama, Alaska, California, Delaware, Florida, Hawaii, Idaho, Illinois, Indiana, Kansas, Louisiana, Minnesota, Mississippi, Missouri, Nevada, New Mexico, North Dakota, Ohio, Oklahoma, Oregon, Rhode Island, South Carolina, Tennessee, Texas, Utah, Virginia, Washington, Wisconsin, and Wyoming.

The Company offers a CSO product in Ohio and Texas to assist consumers in obtaining credit with unaffiliated third-party lenders. Total gross finance receivables for which the Company has recorded an accrual for third-party lender losses totaled $34,144 and $36,967 at December 31, 2018 and 2017, respectively, and the corresponding guaranteed consumer loans are disclosed as an off-balance sheet arrangement. The total gross finance receivables for the Ohio CSO product consist of $30,490 and $31,341 in short-term and $303 and $1,166 in installment loans at December 31, 2018 and 2017, respectively. The total gross finance receivables for the Texas CSO product consist of $3,351 and $4,460 in short-term loans at December 31, 2018 and 2017, respectively.